Related Parties (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of combined remuneration package, including employer taxes
Thousands of $/ except per personnel, warrants & share amounts For the years ended December 31	2021	2020	2019
Number of management members and Executive Directors	4	4	4
Short-term employee benefits	1,545	1,535	1,101
Post-employment benefits	52	23	26
Other employment costs	207	174	65
Termination benefits	0	0	1,111
Total benefits	1,804	1,732	2,303
IFRS share-based compensation expense	982	596	34
Number of warrants offered	2,200,000	1,183,000	2,330,000
Cumulative outstanding warrants	5,888,000	3,688,000	2,505,000
Exercisable warrants	1,282,238	1,036,250	160,000

Schedule of number of warrants that were exercised
	2021	2020	2019
Number of warrants exercised	0	0	0
Number of new warrants granted and accepted	2,200,000	1,183,000	2,330,000
Annualized IFRS cost for existing warrants	$982,000	$596,000	$34,000